FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
SCHEDULE OF FAIR VALUE MEASUREMENTS

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of July 31, 2022 and October 31, 2021 (in thousands):

Fair Value Measured at July 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value:
Cash equivalents (money market funds)	$17,183	$-	$-	$17,183
Total Financial Assets at Fair Value	$17,183	$-	$-	$17,183

Financial liabilities at fair value:
Common stock warrant liability, warrants exercisable at $20.00 through September 2024	$-	$-	$2	$2
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	285	285
Total financial liabilities at fair value	$-	$-	$287	$287

Fair Value Measured at October 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value:
Cash equivalents (money market funds)	$17,153	$-	$-	$17,153
Total Financial Assets at Fair Value	$17,153	$-	$-	$17,153

Financial liabilities at fair value:
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	$-	$-	$27	$27
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	4,902	4,902
Total financial liabilities at fair value	$-	$-	$4,929	$4,929

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of October 31, 2021 and October 31, 2020:

October 31, 2021	Level 1	Level 2	Level 3	Total
Cash equivalents (money market funds)	$17,153	$-	$-	$17,153
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	-	-	27	27
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	4,902	4,902
Total	$17,153	$-	$4,929	$22,082

October 31, 2020	Level 1	Level 2		Level 3	Total
Cash equivalents (money market funds)	$17,149		$-	$-	$17,149
Common stock warrant liability, warrants exercisable at $29.76 through September 2024	-		-	17	17
	$17,149	$		$17	$17,166

SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities:

	Year Ended October 31,
	2021	2020
Beginning balance	$17	$19
Warrants issued	5,882	-
Warrant exercises	-	(2)
Change in fair value	(970)	-
Ending balance	$4,929	$17

SCHEDULE OF FAIR VALUE MEASURING UNOBSERVABLE INPUTS

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the nine months ended July 31, 2022. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Preferred Stock Redemption Liability	Warrant Liabilities	Total
Fair value at October 31, 2021	$-	$4,929	$4,929
Additions	87	-	87
Change in fair value	(43)	(4,642)	(4,685)
Redemption	(44)	-	(44)
Fair value at July 31, 2022	$-	$287	$287

Ayala Pharmaceuticals Inc [Member]
SCHEDULE OF FAIR VALUE MEASUREMENTS

	Fair Value Measurements at December 31, 2021
	Quoted Prices in
	Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
		($in thousands)
Cash equivalents:
Money market funds	$32,900	$—	$—	$32,900
Total cash equivalents	$32,900	$—	$—	$32,900

The following tables summarize the fair value measurements of our financial instruments as of December 31, 2020:

	Fair Value Measurements at December 31, 2020
	Quoted Prices in
	Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
		($in thousands)
Cash equivalents:
Money market funds	$35,900	$—	$—	$35,900
Total cash equivalents	$35,900	$—	$—	$35,900